Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Disclosure of provision for income taxes
The provision for income taxes is as follows:

($ millions)	2020	2019
Current tax:
Canada	—	0.2
Luxembourg	0.2	0.2
Current tax expense	0.2	0.4
Deferred tax expense (recovery):
Canada	(678.5)	(225.6)
United States	50.7	66.2
Deferred tax recovery	(627.8)	(159.4)
Income tax recovery	(627.6)	(159.0)

Disclosure of reconciliation of income taxes calculated at the Canadian statutory rate with recorded income taxes
The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

($ millions, except percentages)	2020	2019
Net loss before tax	(3,147.5)	(1,192.3)
Statutory income tax rate	25.98%	26.81%
Expected provision for income taxes	(817.7)	(319.7)
Change in corporate tax rates and tax rate variance	8.4	18.6
Tax rates in foreign jurisdictions	(1.0)	(5.3)
Restricted share bonus plan	3.9	3.9
Change in recognition of deferred tax assets	203.7	108.3
Recognition of capital gain on intercompany debt	—	18.5
(Non-taxable capital gains)/ non-deductible capital losses	(18.4)	4.3
Non-deductible impairment of goodwill	2.0	3.5
Other	(8.5)	8.9
Income tax recovery	(627.6)	(159.0)

Disclosure of net deferred tax liabilities
The net deferred income tax assets (liabilities) are expected to be settled in the following periods:

($ millions)	2020	2019
Deferred income tax:
To be settled within one year	19.8	3.5
To be settled beyond one year	1,348.1	741.8
Deferred income tax	1,367.9	745.3
The movement in deferred income tax assets (liabilities) are as follows:

($ millions)	At January 1, 2020	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2020
Deferred income tax assets:
Property, plant and equipment	—	—	248.9	248.9
Decommissioning liability	291.2	—	(29.0)	262.2
Income tax losses carried forward	932.6	—	(99.5)	833.1
Share issue costs	2.5	—	(1.4)	1.1
Risk management contracts	4.7	—	6.9	11.6
Lease liabilities	46.5	—	(6.4)	40.1
Other	6.6	(5.2)	6.0	7.4
	1,284.1	(5.2)	125.5	1,404.4
Deferred income tax liabilities:
Property, plant and equipment	(475.9)	—	475.9	—
Risk management contracts	(16.0)	—	6.1	(9.9)
ROU asset	(31.7)	—	5.1	(26.6)
Other	(15.2)	—	15.2	—
	(538.8)	—	502.3	(36.5)
Net deferred income tax assets (liabilities)	745.3	(5.2)	627.8	1,367.9

($ millions)	At January 1, 2019	(Charges) / credits due to acquisitions & other	(Charged) / credited to earnings	At December 31, 2019
Deferred income tax assets:
Decommissioning liability	329.6	—	(38.4)	291.2
Income tax losses carried forward	918.1	—	14.5	932.6
Share issue costs	5.3	—	(2.8)	2.5
Risk management contracts	—	—	4.7	4.7
Lease liabilities	—	58.4	(11.9)	46.5
Other	16.3	(35.3)	25.6	6.6
	1,269.3	23.1	(8.3)	1,284.1
Deferred income tax liabilities:
Property, plant and equipment	(633.9)	—	158.0	(475.9)
Risk management contracts	(33.1)	—	17.1	(16.0)
ROU asset	—	(39.5)	7.8	(31.7)
Other	—	—	(15.2)	(15.2)
	(667.0)	(39.5)	167.7	(538.8)
Net deferred income tax assets (liabilities)	602.3	(16.4)	159.4	745.3

Disclosure of tax pools available	The approximate amounts of tax pools available as at December 31, 2020 and 2019 are as follows:

($ millions)	2020	2019
Tax pools:
Canada	6,981.1	7,691.8
United States	3,021.0	2,975.9
Total	10,002.1	10,667.7